Condensed Statements of Operations and Comprehensive Income (Loss) {Unaudited) - USD ($)		6 Months Ended		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Insurance brokerage commissions		$ 295,343	$ 638,574	$ 959,299	$ 2,648,119	$ 5,375,531
Securities brokerage commissions and fees		1,178,062	565,517	1,890,502	2,210,915	2,025,650
Market making commissions and fees		1,069,656	2,717,614	4,940,623	11,056,431
Trading gains		1,466,873	2,337,607
Trading gains (losses)		3,600,000		1,833,875	1,782,750	(897,812)
Interest and other		(409,637)	171,204	605,836	828,635	64,894
Gross profit		3,600,297	6,430,516	10,230,135	18,526,850	6,568,263
Expenses
Commissions and fees		1,189,243	762,061	1,845,994	3,355,205	5,471,602
Compensation and benefits		2,383,547	1,486,160	3,802,793	2,430,636	1,639,288
Occupancy		347,660	323,224	683,160	591,936	548,331
Communication and technology		947,292	469,662	1,454,050	823,433	588,353
Cost of crypto mining (inclusive of depreciation)		219,662
General and administrative		630,059	292,788	2,264,318	692,648	539,773
Professional fees		990,011	153,853	1,565,834	761,238	227,998
Services fees		2,474,122	231,785	833,864	384,840	53,592
Interest		942,264	79,343	183,157	731,812	118
Depreciation		279,680	21,992	40,556	52,852	32,743
Marketing		553,758	199,948	651,324	55,378	195,933
Payment service charge		292,630		245,030	355,585
Other operating		19,474	32,502	11,464	10,463	15,406
Total operating expenses		11,269,402	4,053,318	13,581,544	10,246,026	9,313,137
(Loss) income from operations		(7,669,105)	2,377,198	(3,351,409)	8,280,824	(2,744,874)
Change in fair value of warrant liabilities		(2,411,429)	414,440	777,266
(Loss) income before income taxes		(10,080,534)	2,791,638	(2,574,143)	8,280,824	(2,744,874)
Income tax expense		(54,367)	(3,321)	(1,316)	(64,472)	(26,334)
Net (loss) income		(10,134,901)	2,788,317	(2,575,459)	8,216,352	(2,771,208)
Other comprehensive (loss) income
Net loss attributable to non-controlling interests		36,227
Net (loss) income attributable to LGHL		(10,098,674)	2,788,317
Deemed dividend on the effect of the down round features		(1,021,500)
Deemed dividends on preferred shares		(1,562,905)
Net (loss) income attributable to LGHL ordinary shareholders		(12,683,079)	2,788,317
Foreign currency translation adjustment		(25,065)	20,560	20,487	75,637	(24,749)
Comprehensive (loss) income		$ (10,159,966)	$ 2,808,877	$ (2,554,972)	$ 8,291,989	$ (2,795,957)
(Loss) earnings per share for both Class A and Class B – basic and diluted (in Dollars per share)	[1]	$ (0.47)	$ 0.37	$ (0.25)	$ 1.16	$ (0.39)
Weighted average Class A ordinary shares outstanding – basic and diluted (in Shares)	[1]	22,690,522	3,511,891
Weighted average Class B ordinary shares outstanding – basic and diluted (in Shares)	[1]	4,041,875	3,949,993
Class A ordinary shares
Other comprehensive (loss) income
Weighted average ordinary shares outstanding - basic and diluted (in Shares)	[1]			6,180,795	3,140,388	3,140,388
Class B ordinary shares
Other comprehensive (loss) income
Weighted average ordinary shares outstanding - basic and diluted (in Shares)	[1]			3,962,294	3,949,993	3,949,993

[1]	Share and per share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1